SCHEDULE OF ACCOUNTS RECEIVABLES - RELATED PARTY (Details) - USD ($)	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Receivables [Abstract]
Accounts receivable	$ 1,720		$ 172,757
Allowance for doubtful accounts
Total	$ 1,720		$ 172,757